Derivative Liability (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jun. 26, 2012	Jul. 31, 2013	Jul. 26, 2012	Jul. 31, 2012
Derivative Liability [Line Items]
Value Of Common Stock Warrants Issued To Lenders And Placement Agent					$ 51,000	$ 286,000	$ 297,000
Derivative, Gain (Loss) on Derivative, Net	3,000	30,000	(56,000)	270,000		268,000		11,000
Debt Instrument, Convertible, Conversion Price								$ 3.28
Debt Instrument, Convertible, Beneficial Conversion Feature					33,000			33,000
Adjustments To The Fair Value Of Derivatives			56,000			(235,000)		(11,000)
Warrant Liability [Member]
Derivative Liability [Line Items]
Adjustments To The Fair Value Of Derivatives			$ 56,000			$ (235,000)		$ (11,000)